FINANCIAL INSTRUMENTS (Tables)	2 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of credit risk

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Cash	6,804,579	8,858,247	1,582,384
Accounts Receivable	1,642,990	2,109,424	1,643,959
Notes Receivable	2,449,122	1,430,526	-
Total	10,896,691	12,398,197	3,226,343

Schedule of exposure to credit risk

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Current	604,920	1,079,657	872,100
1-30 days	568,445	475,909	336,149
31 days-older	732,981	616,574	614,022
Total trade accounts receivable	1,906,346	2,172,140	1,822,271
GST /HST	110,037	102,631	86,407
Provision for bad debts	(373,393)	(165,347)	(264,719)
Total accounts receivable	1,642,990	2,109,424	1,643,959

Schedule of working capital accounts

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Cash	6,804,579	8,858,247	1,582,384
Current assets excluding cash	8,807,958	8,563,290	6,327,629
Total current assets	15,612,537	17,421,537	7,910,013
Current liabilities	(11,770,203)	(13,004,181)	(5,315,904)
Working capital	3,842,334	4,417,356	2,594,109

Schedule of assets and liabilities

	Year 1	Over 1 Year - 3 Years	Over 3 Years - 5 Years
	$	$	$
Accounts payable and accrued liabilities	1,358,962	-	-
Lease liabilities	925,976	1,041,614	930,468
Convertible debentures	-	-	2,459,924
Debt	780,358	82,346	-
Business acquisition consideration payable	360,000	-	-
Total	3,425,296	1,123,960	3,390,392

Schedule of valuations for the asset or liability not based on observable market data

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$6,804,579	$-
Accounts receivable	Level 2	1,642,990	-
Warrants asset	Level 1	-	1,761,382

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$1,358,962	$-
Debt	Level 2	862,704	-
Convertible debentures	Level 2	2,459,924
Business acquisition consideration payable	Level 2	360,000	-
Derivative liability	Level 2		7,471,519

Schedule of carrying values for the asset or liability not based on observable market data

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$8,858,247	$-
Accounts receivable	Level 2	2,109,424	-
Warrants asset	Level 1	-	1,361,366

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$2,359,750	$-
Debt	Level 2	1,388,517	-
Convertible debentures	Level 2	2,412,762
Business acquisition consideration payable	Level 2	360,000	-
Derivative liability	Level 2		7,808,500

Schedule of financial instruments for the asset or liability not based on observable market data

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$1,582,384	$-
Accounts receivable	Level 2	1,643,959	-

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$1,821,875	$-
Debt	Level 2	2,608,822	-
Business acquisition consideration payable	Level 2	360,000	-